Financial investments and non-current prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Categories of non-current financial assets [abstract]
Disclosure Of Noncurrent Financial Assets Explanatory [Table Text Block]
Non-current financial investments
	At 31 December
(in USD million)	2017	2016

Bonds	1,611	1,362
Listed equity securities	619	731
Non-listed equity securities	611	251

Financial investments	2,841	2,344

Disclsoure Of Prepayments And Financial Receivables Explanatory [Table Text Block]
Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2017	2016

Financial receivables interest bearing	716	698
Prepayments and other non-interest bearing receivables	196	195

Prepayments and financial receivables	912	893

Disclosure of other current assets [text block]
Current financial investments
	At 31 December
(in USD million)	2017	2016

Time deposits	4,111	3,242
Interest bearing securities	4,337	4,970

Financial investments	8,448	8,211